UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cambium Capital Management, L.L.C.

Address:  6805 Morrison Boulevard
          Suite 450
          Charlotte, NC 28211


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas M. Young
Title:    Managing Member
Phone:    704-731-5420


Signature, Place and Date of Signing:


/s/ Thomas M. Young                Charlotte, NC                   2/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $87,927
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

None
----          -------------------               ------------------------------


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8

                                 TITLE                         VALUE    SHRS OR   SH/ PUT/   INVSTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETN  MGRS  SOLE    SHARED   NONE
--------------                   --------           -----      -------  -------   --- ----   --------  ----  ----    ------   ----
ABERCROMBIE & FITCH CO           Class A            002896207  1188      25300    SH         SOLE             25300
ABGENIX INC                      Common             00339B107  1291     124900    SH         SOLE            124900
AFFILIATED MANAGERS GROUP INC    Common             008252108  3062      45200    SH         SOLE             45200
ALTERA CORP                      Common             021441100  1540      74400    SH         SOLE             74400
ALVARION LTD                     Shs                M0861T100  1016      76646    SH         SOLE             76646
AZTAR CORP                       Common             054802103  2909      83300    SH         SOLE             83300
BANK OF AMERICA CORP             Common             060505104  4666      99300    SH         SOLE             99300
BERKSHIRE HATHAWAY  INC          Class B            084670207  4880      1662     SH         SOLE              1662
BHP BILLITON LTD                 Sponsored ADR      088606108  1309      54500    SH         SOLE             54500
BURLINGTON RESOURCES INC         Common             122014103  2136      49100    SH         SOLE             49100
CABLEVISION SYS CORP             Class A NY Cablvs  12686C109  5015     201400    SH         SOLE            201400
CAL MAINE FOODS INC              Common New         128030202  192       15900    SH         SOLE             15900
CALPINE CORP                     Common             131347106  1213     307800    SH         SOLE            307800
CLEAN HARBORS INC                Common             184496107  2463     163200    SH         SOLE            163200
COMCAST CORP NEW                 Class A SPL        20030N200  4561     138900    SH         SOLE            138900
DENBURY RES INC                  Common New         247916208  1845      67200    SH         SOLE             67200
DUKE ENERGY CORP                 Common             264399106  1836      72500    SH         SOLE             72500
ECHOSTAR COMMUNICATIONS NEW      Class A            278762109  2331      70100    SH         SOLE             70100
GENCORP INC                      Common             368682100  3684     198400    SH         SOLE            198400
GENENTECH INC                    Common New         368710406  2918      53600        CALL   SOLE             53600
GRUPO AEROPORTUARTO DEL SURE     Spon ADR Ser B     40051E202  1217      44500    SH         SOLE             44500
IMCLONE SYSTEMS INC              Common             45245W109  2276      49400    SH         SOLE             49400
INCYTE CORP                      Common             45337C102  544       54500    SH         SOLE             54500
INSTINET GROUP INC               Common             457750107  1782     295500    SH         SOLE            295500
JC PENNEY CO INC                 Common             708160106  1776      42900    SH         SOLE             42900
KFX INC                          Common             48245L107  1041      71700    SH         SOLE             71700
K-SWISS INC                      Class A            482686102  1124      38600    SH         SOLE             38600
LOUISIANA PAC CORP               Common             546347105  2634      98500    SH         SOLE             98500
MGI PHARMACEUTICALS INC          Common             552880106  1137      40600    SH         SOLE             40600
MILLENNIUM PHARMACEUTICALS INC   Common             599902103  1630     134300    SH         SOLE            134300
NEKTAR THERAPEUTICS              Common             640268108  1486      73400    SH         SOLE             73400
PRE PAID LEGAL SVCS INC          Common             740065107  1179      31400    SH         SOLE             31400
RELIANT ENERGY INC               Common             75952B105  3630     265900    SH         SOLE            265900
RYLAND GROUP INC                 Common             783764103  1185      20600    SH         SOLE             20600
SCHERING PLOUGH CORP             Common             806605101  563       27000        CALL   SOLE             27000
SPRINT CORP                      Common FON         852061100  3478     139950    SH         SOLE            139950
SUNCOR ENERGY INC                Common             867229106  1841      52000    SH         SOLE             52000
SYMBOL TECHNOLOGIES INC          Common             871508107  2370     137000    SH         SOLE            137000
VERITAS SOFTWARE CO              Common             923436109  3232     113200    SH         SOLE            113200
XM SATELLITE RADIO HLDGS INC     Class A            983759101  3747      99600    SH         SOLE             99600
                                                             87,927



04012.0001 #548055